Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Dec. 31, 2012
Class A ordinary shares (US$0.01 par value, 680,000,000 and 680,000,000 shares authorized as of December 31, 2011 and 2012, respectively; 306,101,077 and 299,408,949 shares issued and outstanding as of December 31, 2011 and 2012, respectively) [Member]
USD ($)

Dec. 31, 2012
Class A ordinary shares (US$0.01 par value, 680,000,000 and 680,000,000 shares authorized as of December 31, 2011 and 2012, respectively; 306,101,077 and 299,408,949 shares issued and outstanding as of December 31, 2011 and 2012, respectively) [Member]
CNY

Dec. 31, 2011
Class A ordinary shares (US$0.01 par value, 680,000,000 and 680,000,000 shares authorized as of December 31, 2011 and 2012, respectively; 306,101,077 and 299,408,949 shares issued and outstanding as of December 31, 2011 and 2012, respectively) [Member]
CNY

Dec. 31, 2012
Class B ordinary shares (US$0.01 par value, 320,000,000 and 320,000,000 shares authorized as of December 31, 2011 and 2012, respectively; 317,325,360 and 317,325,360 shares issued and outstanding as of December 31, 2011 and 2012, respectively) [Member]
USD ($)

Dec. 31, 2012
Class B ordinary shares (US$0.01 par value, 320,000,000 and 320,000,000 shares authorized as of December 31, 2011 and 2012, respectively; 317,325,360 and 317,325,360 shares issued and outstanding as of December 31, 2011 and 2012, respectively) [Member]
CNY

Dec. 31, 2011
Class B ordinary shares (US$0.01 par value, 320,000,000 and 320,000,000 shares authorized as of December 31, 2011 and 2012, respectively; 317,325,360 and 317,325,360 shares issued and outstanding as of December 31, 2011 and 2012, respectively) [Member]
CNY

Current assets:
Cash and cash equivalents	$ 147,055	916,169	397,166
Term deposits	37,720	235,000	784,023
Accounts receivable, net	45,102	280,987	202,097
Amounts due from related parties	10,242	63,811	64,388
Prepayment and other current assets	6,831	42,557	46,334
Deferred tax assets	2,810	17,504	11,931
Total current assets	249,760	1,556,028	1,505,939
Non-current assets:
Property and equipment, net	16,460	102,547	41,012
Intangible assets, net	1,523	9,488	5,415
Other non-current assets	2,103	13,104	12,128
Total non-current assets	20,086	125,139	58,555
Total assets	269,846	1,681,167	1,564,494
Current liabilities (including amounts of the consolidated VIEs without recourse to the Company of RMB217,188 and RMB269,152 (US$43,202) as of December 31, 2011 and 2012, respectively. Note 1):
Accounts payable	24,821	154,637	120,910
Amounts due to related parties	290	1,806	3,889
Advances from customers	944	5,884	7,191
Taxes payable	6,445	40,156	35,822
Salary and welfare payable	10,213	63,631	45,119
Accrued expenses and other current liabilities	6,537	40,717	39,276
Total current liabilities	49,250	306,831	252,207
Long-term liabilities (including amounts of the consolidated VIEs without recourse to the Company of RMB5,504 and RMB7,996 (US$1,283) as of December 31, 2011 and 2012, respectively. Note 1)	1,283	7,996	5,504
Total liabilities	50,533	314,827	257,711
Commitments and contingencies (Note 18)
Shareholders' equity:
Ordinary shares				3,142	19,575	20,001	3,540	22,053	22,053
Additional paid-in capital	286,608	1,785,597	1,830,882
Treasury stock (nil and 40,800 shares as of December 31,2011 and 2012, respectively)	(18)	(112)	0
Statutory reserves	5,134	31,985	24,647
Accumulated deficit	(73,163)	(455,810)	(555,831)
Accumulated other comprehensive loss	(5,930)	(36,948)	(34,969)
Total shareholders' equity	219,313	1,366,340	1,306,783
Total liabilities and shareholders' equity	$ 269,846	1,681,167	1,564,494